Description of Business and Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Vendors	Sep. 30, 2017 USD ($) Vendors	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Description of Business and Summary of Significant Accounting Policies (Textual)
Allowance for accounts receivable	$ 26,000		$ 26,000		$ 37,007
Asset impairment charges		$ 679,535		$ 679,535	$ 806,217
Alternative fuels tax credit sales, description					The AFTC credit was $0.50 per gasoline gallon equivalent of CNG that is sold as a vehicle fuel.	The AFTC credit was $0.50 per gasoline gallon equivalent of CNG that is sold as a vehicle fuel.
AFTC revenues					$ 128,340	$ 129,549
Working capital deficit	6,900,000		$ 6,900,000		6,600,000
Goodwill impairment					$ 3,993,730
Estimated lives of customer lists			5 years		5 years
One-time payment			$ 1		$ 1
Impairment of customer lists					106,270
Properties owned			5 years
Gain on extinguishment of liabilities			$ 657,498
Gain on extinguishment of related party interest			157,330
Pledged accounts receivable aggregate amount			2,000,000
Goodwill	9,996,005		9,996,005		3,993,730
Unamortized debt issuance costs	$ 481,238		$ 481,238		0
Evo Inc [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Goodwill					$ 4,100,000
Accounts Payable [Member] | Vendors [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of concentrations of credit risk			12.00%
Number of vendors | Vendors			1
Minimum [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Property, equipment and land estimated useful life					5 years
Maximum [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Property, equipment and land estimated useful life					15 years
Sales Revenue, Net [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of concentrations of credit risk			98.00%	84.00%	76.00%	13.00%
Number of customers					4	1
Number of vendors | Vendors			1	4
Sales Revenue, Net [Member] | Contract Locations [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of concentrations of credit risk			33.00%
Sales Revenue, Net [Member] | Contract Locations 1 [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of concentrations of credit risk			14.00%
Sales Revenue, Net [Member] | Contract Locations 2 [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of concentrations of credit risk			11.00%
Sales Revenue, Net [Member] | Contract Locations 3 [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of concentrations of credit risk			11.00%
Accounts Receivable [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of concentrations of credit risk			99.00%	84.00%	78.00%
Number of customers					3
Number of vendors | Vendors			4	1